           NICHOLAS APPLEGATE-REGISTERED TRADEMARK- INSTITUTIONAL FUNDS

                            SUPPLEMENT TO PROSPECTUS

                     Institutional Shares dated July 9, 1999

                                  MARCH 3, 2000



PLEASE REVISE THE "PORTFOLIO TEAMS" SECTION STARTING ON PAGE 43 AS FOLLOWS:


WILLIAM H. CHENOWETH, CFA, PARTNER
PORTFOLIO MANAGER
Since 1998; 12 years prior investment management experience with Turner Investment Partners, Inc., and Jefferson--Pilot Corporation
M.B.A. and B.B.A.--Emory University
MID CAP GROWTH, LARGE CAP GROWTH AND GLOBAL TECHNOLOGY

ANDREW B. GALLAGHER, PARTNER
PORTFOLIO MANAGER
Since 1992; 7 years prior investment management experience with Pacific Century Advisors and Sentinel Asset Management, Inc.
M.B.A.--San Diego State University
B.A.--University of California, Irvine
WORLDWIDE GROWTH, MID CAP GROWTH, LARGE CAP GROWTH AND GLOBAL TECHNOLOGY

PEDRO V. MARCAL, PARTNER
PORTFOLIO MANAGER
Since 1996; Assistant Portfolio Manager 1994-1996; 5 years prior investment management experience with A.B. Laffer, V.A. Canto & Associates, and A-Mark Precious Metals
B.A.--University of California, San Diego
EMERGING COUNTRIES, PACIFIC RIM AND GLOBAL TECHNOLOGY


PLEASE DELETE THE REFERENCE TO AARON HARRIS.